LEASES	9 Months Ended
Sep. 30, 2025
Leases
LEASES

NOTE 8 LEASES

The Company accounts for its leases in accordance with the guidance of ASC 842, Leases. The Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at lease commencement in determining the present value of unpaid lease payments.

In 2025, the Company entered into a long-term non-cancellable lease agreement for its facility that requires aggregate average monthly payments of $4,540 beginning March 2025 through February 2029. On the date of the lease, the Company determined that the value of the new right of use asset and lease liability was $182,668, respectively, using a discount rate of 8%. During the period ended September 30, 2025, the Company reflected amortization of the right of use assets of $23,405 related to the lease, resulting in a net asset balance of $159,263 as of September 30, 2025. During the period ended September 30, 2025, the Company made combined aggregate payments of $33,050 related to these leases, of which $15,267 was reflected as a reduction in the lease liabilities. As of September 30, 2025 the lease liability amounted to $167,413.